Fair Value Measurements (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Assets:
Investments held in trust account	$ 125,013,199	$ 125,002,997
Level 1 | Investments held in Trust Account
Assets:
Investments held in trust account	$ 125,013,199	$ 125,002,997